Geographic Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total revenues by geographic area
Revenues	$ 403,507	$ 336,271	$ 723,053	$ 664,505	$ 615,628
United States
Total revenues by geographic area
Revenues	268,403	224,491	509,105	432,900	452,282
Australia
Total revenues by geographic area
Revenues	23		86	87	44,240
Ireland.
Total revenues by geographic area
Revenues	92,117	77,234	141,793	129,662	91,450
Singapore
Total revenues by geographic area
Revenues	$ 42,964	$ 34,546	$ 72,069	$ 98,917	$ 25,908